SUBSEQUENT EVENTS (Details Textual) - ILS (₪) ₪ in Thousands	1 Months Ended	12 Months Ended
	Mar. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		26.50%	26.50%	25.00%
Subsequent Event [Member] | Shagrir Group [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount	₪ 8,000
Debt Conversion, Converted Instrument, Amount	4,100
Loans Receivable, Net, Total	₪ 3,100
Loans Receivable, Maturity Term	5 years
Convertible Loans Receivable, Remaining Amount After Conversion and Adjustments	₪ 800